UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05812

Legg Mason Partners Premium Money Market Trust

(Exact name of registrant as specified in charter)

     125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

     Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

     Date of fiscal year end: August 31
Date of reporting period: May 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS PREMIUM
MONEY MARKET TRUST

CITI PREMIUM LIQUID RESERVES

FORM N-Q
MAY 31, 2007

Notes to Schedule of Investments (unaudited)

Investment in Liquid Reserves Portfolio, at value $517,754,227

1. Organization and Significant Accounting Policies

CitiSM Premium Liquid Reserves (the “Fund”) is a separate diversified series of Legg Mason Partners Premium Money Market Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 16, 2007, the Fund was a separate diversified series of CitiFunds Premium Trust, a Massachusetts business trust, registered under the 1940 Act, as an open-end management investment company. The Fund invests all of its investable assets in Liquid Reserves Portfolio (the “Portfolio”), a management investment company that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation – The Fund records its investment in the Portfolio at value. The value of such investment reflects the Fund’s proportionate interest (1.0% at May 31, 2007) in the net assets of the Portfolio. Valuation of securities held by the Portfolio is discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included else where in the report.

Liquid Reserves Portfolio

Schedule of Investments (unaudited)	May 31, 2007

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 100.4%
Asset - Backed Securities — 4.5%
$ 500,000,000	Aardvark, Series 2007-1A, Class A1, 5.350% due 1/6/08 (a)(b)	$500,000,000
500,000,000	Brigantine High Grade Funding Ltd., Series 2006-1A, Class A1A, 5.350%
	due 12/20/07 (a)(b)	500,000,000
	Pyxis Master Trust:
200,000,000	5.368% due 6/6/07 (a)(b)	200,000,000
200,000,000	5.330% due 11/20/09 (a)(b)	200,000,000
200,000,000	5.340% due 12/20/09 (a)(b)	200,000,000
500,000,000	Restructured Asset Certificates with Enhanced Returns (RACERS) Trust,
	Series 2004-6-MM, 5.340% due 4/22/09 (a)(b)	500,000,000
247,150,603	Steers Delaware Business Trust, Senior Secured Notes, Series 2006-2, 5.340%
	due 6/27/07 (a)(b)	247,150,603

	Total Asset - Backed Securities	2,347,150,603

Certificates of Deposit (Yankee) — 13.5%
	Bank of Tokyo:
200,000,000	5.285% due 2/11/08	200,000,000
200,000,000	5.230% due 5/9/08	200,000,000
	Barclays Bank PLC NY:
250,000,000	5.300% due 7/5/07	250,000,000
390,000,000	5.370% due 1/29/08	390,000,000
77,500,000	5.390% due 2/4/08	77,500,000
100,000,000	5.393% due 2/4/08	100,131,447
	BNP Paribas NY Branch:
200,000,000	5.285% due 2/8/08	200,000,000
209,000,000	5.260% due 5/14/08	209,000,000
395,000,000	Calyon Corp. & Investment Bank, 5.350% due 8/9/07	395,000,000
	Calyon NY:
97,537,000	5.368% due 10/26/07	97,557,681
102,000,000	5.260% due 3/3/08	101,946,310
300,000,000	Canadian Imperial Bank, 5.230% due 8/29/07	300,000,000
	Credit Suisse New York:
250,000,000	5.340% due 8/13/07	250,000,000
240,000,000	5.365% due 1/22/08	240,000,000
100,000,000	5.390% due 1/30/08	100,000,000
175,000,000	5.350% due 2/11/08	175,000,000
300,000,000	5.293% due 2/20/08	299,994,575
140,000,000	5.345% due 2/27/08	140,000,000
242,500,000	5.250% due 3/3/08	242,500,000
	Depfa Bank PLC:
500,000,000	5.300% due 6/20/07	500,000,000
300,000,000	5.285% due 6/26/07 (a)	300,000,000
245,000,000	5.305% due 7/25/07	245,000,000
	Deutsche Bank NY:
300,000,000	5.250% due 8/2/07	300,000,000
425,000,000	5.350% due 8/6/07	425,000,000
250,000,000	Dexia Credit Local NY, 5.370% due 10/26/07	250,055,431
	HBOS Treasury Services NY:
200,000,000	5.290% due 1/14/08	199,987,882
100,000,000	5.300% due 1/16/08	100,000,000
158,500,000	5.320% due 1/18/08	158,567,699
	Unicredito Italiano SpA NY:
200,000,000	5.330% due 7/31/07	200,000,000
300,000,000	5.290% due 8/16/07	300,000,000

See Notes to Schedule of Investments.

Liquid Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2007

Face
Amount	Security	Value

Certificates of Deposit (Yankee) — 13.5% (continued)
$ 130,000,000	5.395% due 10/29/07	$130,040,233

	Total Certificates of Deposit (Yankee)	7,077,281,258

Commercial Paper — 33.2%
	Anglesea Funding:
89,050,000	5.256% due 6/6/07 (c)	88,982,646
116,600,000	5.343% due 6/26/07 (c)	116,176,920
200,000,000	5.280% due 6/29/07	199,995,382
149,000,000	5.331% due 7/5/07 (c)	148,259,801
200,000,000	5.319% due 7/23/07 (c)	198,483,333
400,000,000	5.321% due 7/24/07 (c)	396,908,334
158,000,000	5.361% due 8/6/07 (c)	156,487,940
150,000,000	5.361% due 8/7/07 (c)	148,542,750
100,000,000	5.362% due 8/8/07 (c)	99,014,000
75,000,000	5.340% due 9/11/07 (c)	73,890,325
111,000,000	5.323% due 9/13/07 (c)	109,329,326
94,978,000	5.326% due 9/17/07 (c)	93,493,494
100,000,000	5.309% due 10/18/07 (c)	98,003,806
100,000,000	5.340% due 11/9/07 (c)	97,702,620
100,000,000	Axon Financial Funding LLC, 5.270% due 6/6/07 (a)	99,926,736
	Bank of America Corp.:
286,150,000	5.250% due 6/5/07 (c)	285,987,403
323,000,000	5.270% due 10/2/07 (c)	317,338,618
	Bavaria TRR Corp.:
263,946,000	5.305% due 6/5/07 (c)	263,790,564
100,480,000	5.306% due 6/6/07 (c)	100,406,315
100,485,000	5.311% due 6/12/07 (c)	100,322,577
217,400,000	Bear Stearns Co., 5.301% due 6/29/07 (c)	216,537,647
	Berkeley Square Finance LLC:
298,935,000	5.322% due 6/4/07 (a)(c)	298,802,970
100,000,000	5.326% due 6/4/07 (a)(c)	99,955,833
100,000,000	5.290% due 7/12/07 (a)(c)	99,996,367
244,792,000	5.319% due 7/16/07 (a)(c)	243,184,023
125,000,000	Carrera Capital Finance LLC, 5.335% due 1/29/08 (a)(b)	125,000,000
	Chesham Finance LLC:
150,000,000	5.305% due 7/18/07 (a)(b)	149,993,355
150,000,000	5.240% due 8/30/07 (a)(c)	148,110,000
300,000,000	5.305% due 1/8/08 (a)(b)	299,928,396
292,500,000	5.312%-5.318% due 1/18/08 (a)(c)	282,912,273
187,000,000	5.302% due 2/4/08 (a)(c)	180,436,507
130,500,000	Danske Corp., 5.251% due 1/18/08 (a)	126,271,257
	East-Fleet Finance LLC:
249,124,000	5.292% due 6/1/07 (a)(b)(c)	249,124,000
100,491,000	5.306% due 6/18/07 (a)(c)	100,240,442
215,099,000	5.320% due 7/17/07 (a)(c)	213,654,670
	Ebbets PLC:
100,000,000	5.319% due 7/10/07 (a)(c)	99,429,083
125,000,000	5.291% due 9/4/07 (a)(c)	123,301,216
200,000,000	5.292% due 9/5/07 (a)(c)	197,253,333
250,000,000	5.292% due 9/6/07 (a)(c)	246,530,903
225,000,000	5.334% due 9/14/07 (a)(c)	221,633,438
100,000,000	Ebury Finance LLC, 5.313% due 2/4/08 (a)(c)	96,483,223
	Ebury Finance Ltd.:
196,300,000	5.299% due 6/8/07 (a)(c)	196,103,046
194,493,000	5.335% due 7/5/07 (a)(c)	193,526,251
150,000,000	5.335% due 7/9/07 (a)(c)	149,167,166

See Notes to Schedule of Investments.

Liquid Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2007

Face
Amount	Security	Value

Commercial Paper — 33.2% (continued)
$ 125,000,000	5.350% due 7/10/07 (a)(c)	$124,294,479
100,000,000	5.330% due 7/30/07 (a)(c)	99,160,233
250,000,000	5.327%- 5.371% due 8/1/07 (a)(c)	247,803,153
497,000,000	5.337% due 8/8/07 (a)(c)	492,057,335
100,000,000	5.352% due 10/12/07 (a)(c)	98,075,194
167,000,000	5.390% due 11/15/07 (a)(c)	162,988,632
	General Electric Capital Corp.:
407,000,000	5.335 % due 6/19/07 (c)	405,956,045
100,000,000	5.302% due 8/10/07 (c)	99,008,333
300,000,000	5.333% due 11/9/07 (c)	293,117,250
	Georgetown Funding Co. LLC:
200,000,000	5.309% due 6/18/07 (c)	199,500,861
684,000,000	5.303% due 6/20/07 (c)	682,093,922
255,505,000	5.301% due 6/26/07 (c)	254,568,148
163,788,000	Giro Balanced Funding Corp., 5.320% due 6/7/07 (a)(c)	163,644,686
200,000,000	Grampian Funding LLC, 5.270% due 9/24/07 (c)	196,719,306
	Halkin Finance LLC:
150,000,000	5.371% due 8/7/07 (c)	148,539,958
100,000,000	5.337% due 8/8/07 (c)	99,005,500
100,453,000	Kaiserplatz Delaware, 5.313% due 6/11/07 (c)	100,306,785
293,600,000	Legacy Capital Co., 5.300% due 6/18/07 (a)(c)	292,867,957
	Mica Funding LLC:
162,500,000	5.299% due 6/5/07 (a)(c)	162,404,667
606,086,000	5.313% due 6/12/07 (a)(c)	605,106,329
116,284,000	5.324% due 6/29/07 (a)(c)	115,804,651
50,000,000	Morgan Stanley, 5.330% due 2/15/08 (b)	50,000,000
	Morrigan TRR Funding LLC:
235,000,000	5.330% due 6/15/07 (a)(c)	234,515,639
117,000,000	5.368% due 7/24/07 (a)(c)	116,111,190
150,000,000	5.322% due 7/27/07 (a)(c)	148,805,333
100,000,000	5.320% due 8/8/07 (a)(b)	99,998,170
215,000,000	5.270%- 5.329% due 8/28/07 (a)(c)	212,301,700
343,500,000	5.270% due 8/31/07 (a)(c)	339,097,761
220,000,000	5.389% due 11/5/07 (a)(c)	215,030,078
383,300,000	5.390% due 11/9/07 (a)(c)	374,417,002
290,000,000	5.373% due 11/13/07 (a)(c)	283,134,854
200,000,000	5.300% due 1/25/08 (a)(c)	193,256,667
	Ocala Funding LLC:
92,730,000	5.333% due 6/13/07 (a)(c)	92,565,868
106,129,000	5.322% due 6/20/07 (a)(c)	105,832,134
145,000,000	5.361% due 8/13/07 (a)(c)	143,444,593
100,000,000	Orion Financial LLC, 5.310% due 8/10/07 (b)	99,995,272
	Ormond Quay Funding LLC:
300,000,000	5.306% due 6/19/07 (c)	299,208,000
298,000,000	5.308% due 6/22/07 (c)	297,080,422
400,000,000	5.310% due 10/5/07	399,958,680
126,000,000	Picaros Funding PLC, 5.296% due 6/22/07 (c)	125,625,150
103,650,000	Silver Tower U.S. Funding, 5.304% due 8/10/07 (c)	102,621,734
	Societe Generale N.A.:
150,000,000	5.250% due 7/27/07 (c)	148,820,967
100,000,000	5.260% due 7/27/07	100,020,889
100,000,000	5.297% due 8/13/07 (c)	98,966,847
120,500,000	5.248% due 1/14/08 (c)	116,662,912
164,000,000	5.287% due 1/29/08 (c)	158,394,070
160,000,000	Solitaire Funding LLC, 5.306% due 6/13/07 (c)	159,718,400

See Notes to Schedule of Investments.

Liquid Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2007

Face
Amount	Security	Value

Commercial Paper — 33.2% (continued)
$ 141,250,000	Toyota Motor Car Co., 5.260% due 7/30/07 (c)	$140,078,645

	Total Commercial Paper	17,449,304,690

Liquidity Notes — 21.8%
	Albis Capital Corp.:
150,000,000	5.361% due 6/11/07 (c)	149,779,583
20,000,000	5.370% due 6/18/07 (c)	19,949,944
41,000,000	5.371% due 6/19/07 (c)	40,891,350
120,000,000	5.359% due 7/20/07 (c)	119,135,967
95,000,000	5.369% due 8/10/07 (c)	94,020,973
100,000,000	5.371% due 8/13/07 (c)	98,925,278
100,000,000	5.329%-5.330% due 7/10/07 (c)	99,428,000
	Brahms Funding Corp.:
138,730,000	5.327% due 6/8/07 (a)(c)	138,587,031
623,146,000	5.326% due 7/2/07 (a)(c)	620,302,033
100,955,000	5.320% due 7/6/07 (a)(c)	100,437,746
	Catapult PMX Funding:
360,288,000	5.401% due 6/1/07 (a)(c)	360,288,000
104,442,000	5.313% due 6/7/07 (a)(c)	104,349,917
595,000,000	5.338%- 5.348% due 6/14/07 (a)(c)	593,857,914
100,000,000	5.320% due 11/30/07 (a)(b)	99,995,257
	Fenway Funding LLC:
180,000,000	5.339% due 6/5/07 (a)(c)	179,894,600
200,000,000	5.340% due 6/6/07 (a)(c)	199,853,611
299,000,000	5.340% due 6/7/07 (a)(c)	298,737,378
300,000,000	5.335% due 6/15/07 (a)(c)	299,380,500
148,223,000	5.340% due 6/18/07 (a)(c)	147,852,311
197,000,000	5.359% due 7/12/07 (a)(c)	195,814,252
247,374,000	5.371% due 8/13/07 (a)(c)	244,715,417
100,000,000	5.233% due 8/31/07 (a)(c)	98,727,264
230,493,000	5.375% due 9/7/07 (a)(c)	227,186,322
185,000,000	5.410% due 10/26/07 (a)(c)	181,071,833
100,000,000	5.409% due 11/9/07 (a)(c)	97,674,444
100,000,000	5.370% due 11/16/07 (a)(c)	97,590,646
92,500,000	5.246% due 11/23/07 (a)(c)	90,229,253
	Ford Credit Floorplan Motown:
238,346,000	5.353% due 6/27/07 (c)	237,437,107
	Master Owner Trust, Motown Notes:
	Series 2002-1:
233,607,000	5.327% due 6/11/07 (c)	233,263,078
161,500,000	5.338% due 6/18/07 (c)	161,096,564
111,785,000	Series 2002-1A, 5.337% due 6/19/07 (c)	111,489,329
	Foxboro Funding Ltd.:
100,000,000	5.339% due 6/5/07 (a)(c)	99,941,445
451,000,000	5.340% due 6/6/07 (a)(c)	450,669,893
233,089,000	5.340% due 6/7/07 (a)(c)	232,884,270
100,477,000	5.335% due 6/15/07 (a)(c)	100,269,515
453,678,000	5.326%-5.340% due 6/18/07 (a)(c)	452,543,879
101,346,000	5.356% due 6/20/07 (a)(c)	101,062,780
200,000,000	5.332% due 7/9/07 (a)(c)	198,881,111
176,619,000	5.349% due 7/16/07 (a)(c)	175,448,899
90,895,000	5.345% due 7/17/07 (a)(c)	90,279,439
145,000,000	5.329%-5.401% due 6/1/07 (a)(c)	145,000,000
750,000,000	KKR Atlantic Funding Trust, 5.324% due 6/22/07 (c)	747,681,248
	Mica Funding LLC:
362,718,000	5.401% due 6/1/07 (a)(c)	362,718,000

See Notes to Schedule of Investments.

Liquid Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2007

Face
Amount	Security	Value

Liquidity Notes — 21.8% (continued)
$ 184,000,000	5.332% due 6/7/07 (a)(c)	$183,837,160
615,393,000	5.334%- 5.351% due 6/8/07 (a)(c)	614,755,856
	Mint II LLC:
185,000,000	5.362% due 6/8/07 (a)(c)	184,807,548
195,000,000	5.370% due 6/28/07 (a)(c)	194,218,586
	Mitten GMAC Mortgage Corp.:
120,000,000	5.365% due 6/12/07 (c)	119,803,833
240,500,000	5.363% due 6/15/07 (c)	239,999,626
200,000,000	Ottimo Funding Ltd., 5.356% due 8/8/07 (a)(c)	198,005,333
200,000,000	Thornburg Mortgage Capital Resource, 5.300% due 6/4/07 (a)(b)	199,999,838
	Windsor Funding Trust:
129,434,000	5.324% due 6/8/07 (a)(c)	129,300,611
150,000,000	5.337% due 6/18/07 (a)(c)	149,625,292
227,321,000	5.335% due 6/25/07 (a)(c)	226,517,042
120,824,000	5.336% due 7/9/07 (a)(c)	120,148,057

	Total Liquidity Notes	11,460,362,163

Master Notes — 2.7%
68,000,000	Merrill Lynch, 5.443% due 6/1/07	68,000,000
1,342,500,000	Morgan Stanley Master Note, 5.483% due 6/1/07	1,342,500,000

	Total Master Notes	1,410,500,000

Medium-Term Notes — 12.0%
	Axon Financial Funding LLC:
100,000,000	5.309% due 2/25/08 (a)(b)	100,000,000
225,000,000	5.309% due 3/25/08 (a)(b)	225,000,000
200,000,000	5.331% due 5/15/08 (a)(b)	199,990,632
350,000,000	Bear Stearns Cos. Inc., 5.330% due 1/9/08 (b)	350,000,000
	Cheyne Finance LLC:
100,000,000	5.330% due 6/5/07 (a)(b)	99,999,836
100,000,000	5.285% due 6/15/07 (a)(b)	99,999,035
100,000,000	5.325% due 9/20/07 (a)(b)	99,995,438
100,000,000	5.323% due 9/25/07 (a)(b)	99,994,502
100,000,000	5.324% due 10/25/07 (a)(b)	99,993,600
150,000,000	5.315% due 11/26/07 (a)(b)	149,985,330
150,000,000	Cullinan Finance Corp., 5.280% due 7/25/07 (a)(b)	149,993,127
	Cullinan Finance Ltd.:
450,000,000	5.320% due 11/15/07 (a)	449,979,411
100,000,000	5.320% due 11/26/07 (a)	99,992,812
	K2 USA LLC:
300,000,000	5.325% due 9/20/07 (a)(b)	299,990,877
225,000,000	5.325% due 9/25/07 (a)(b)	224,992,849
200,000,000	5.320% due 11/20/07 (a)(b)	199,981,702
250,000,000	Medium-Term Notes, 5.325% due 7/25/07 (a)(b)	249,994,452
	Premier Asset Collateralized Entity LLC:
100,000,000	5.335% due 7/25/07 (a)(b)	100,000,000
	Medium-Term Notes:
100,000,000	5.333% due 7/6/07 (a)(b)	99,999,281
175,000,000	5.330% due 7/16/07 (a)(b)	174,998,918
200,000,000	5.300% due 1/15/08 (a)(b)	199,987,473
	Sigma Finance Inc.:
150,000,000	5.272% due 6/27/07 (c)	149,450,750
100,000,000	5.295% due 7/5/07 (a)(c)	99,519,278
125,000,000	5.305% due 8/1/07 (a)(c)	123,919,792
150,000,000	5.271% due 10/3/07 (a)(c)	147,349,500
28,750,000	5.311% due 1/9/08 (a)(c)	27,844,040

See Notes to Schedule of Investments.

Liquid Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2007

Face
Amount	Security	Value

Medium-Term Notes — 12.0% (continued)
$ 700,000,000	5.320% due 11/16/07 (a)(b)	$699,967,869
175,000,000	5.390% due 2/4/08 (a)(b)	174,994,087
	Stanfield Victoria Funding LLC, Medium-Term Note:
90,000,000	5.320% due 6/4/07 (a)(b)	89,999,834
180,000,000	5.320% due 6/29/07 (a)(b)	179,997,238
150,000,000	5.320% due 6/30/07 (a)(b)	149,997,616
100,000,000	5.320% due 11/1/07 (a)(b)	99,991,616
210,000,000	Tango Finance Corp., Medium-Term Notes, 5.330% due 7/25/07 (a)(b)	209,996,893
	White Pine Finance LLC:
100,000,000	5.320% due 10/25/07 (a)(b)	99,992,000
75,000,000	5.320% due 3/19/08 (a)(b)	74,988,594
200,000,000	Medium-Term Notes, 5.320% due 11/13/07 (a)(b)	199,982,065

	Total Medium-Term Notes	6,302,860,447

Promissory Notes — 5.2%
	Goldman Sachs Group Inc.:
100,000,000	5.223% due 11/21/07 (c)	97,582,806
350,000,000	5.000% due 8/13/07 (b)	350,000,000
26,012,000	5.430% due 9/20/07 (b)	26,012,000
1,140,000,000	5.000% due 9/27/07 (b)	1,140,000,000
365,000,000	Merrill Lynch & Co. Inc., 5.370% due 2/11/08 (b)	365,000,000
	Morgan Stanley Dean Witter Co.:
500,000,000	5.360% due 10/22/07 (b)	500,000,000
250,000,000	5.360% due 10/29/07 (b)	250,000,000

	Total Promissory Notes	2,728,594,806

Time Deposits — 2.3%
	Dexia Credit Local NY:
300,000,000	5.313% due 6/1/07	300,000,000
300,000,000	5.320% due 6/1/07	300,000,000
	Societe Generale Cayman:
326,802,000	5.313% due 6/1/07	326,802,000
250,000,000	5.330% due 6/1/07	250,000,000

	Total Time Deposits	1,176,802,000

U.S. Government & Agency Obligations — 5.2%
U.S. Government Agencies — 1.9%
86,000,000	Federal Farm Credit Bank (FFCB), Discount Notes, 5.212% due 1/16/08 (c)	83,292,075
	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes:
221,310,000	5.096%- 5.132% due 12/11/07 (c)	215,536,122
112,487,000	5.248%- 5.249% due 1/7/08 (c)	109,056,771
100,000,000	5.214% due 2/4/08 (c)	96,583,111
218,451,000	5.055%- 5.077% due 3/3/08 (c)	210,373,260
75,000,000	5.158% due 4/18/08 (c)	71,699,500
250,000,000	5.152% due 4/28/08 (c)	238,702,778

	Total U.S. Government Agencies	1,025,243,617

U.S. Government Obligations — 3.3%
	U.S. Treasury Notes:
75,000,000	4.880% due 3/31/08	74,757,362
1,652,000,000	4.875% due 4/30/08	1,650,319,109

	Total U.S. Government Obligations	1,725,076,471

	Total U.S. Government & Agency Obligations	2,750,320,088

See Notes to Schedule of Investments.

Liquid Reserves Portfolio

Schedule of Investments (unaudited) (continued)	May 31, 2007

Value

TOTAL INVESTMENTS — 100.4% (Cost — $52,703,176,055#)	$52,703,176,055
Liabilities in Excess of Other Assets — (0.4)%	(206,596,263)

TOTAL NET ASSETS — 100.0%	$52,496,579,792

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2007.
(c)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate diversified series of the Master Portfolio Trust. The Trust, a Maryland business trust, is registered under the investment company Act of 1940, as amended (the “1940 Act”), as a no-load diversified open-end management investment company. Prior to April 16, 2007, the Portfolio was a no-load, diversified open-end management investment company organized as a trust under the laws of the state of New York. The declaration of Trust permits the Trustees to issue beneficial interest in the Portfolio. At May 31, 2007, all investors in the Portfolio were funds advised or administered by the manager and/ or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2		CONTROLS AND PROCEDURES.

	(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

	(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.		EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Premium Money Market Trust

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: July 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: July 27, 2007

By: /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: July 27, 2007